COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Loan commitments, off-balance sheet risk	$ 9,700	$ 9,400